Share Purchase Warrants (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Share Purchase Warrants
Warrants exercise price	$ 0.000245		$ 0.000245
Increase in value of warrants	$ (370,726)	$ 0	$ (370,726)	$ 0